SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
purchases of merchandise from related parties	¥ 7,551	¥ 22,596	¥ 21,510
Jimi [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties	6,423	16,353	7,572
Market place service provided to related parties	646	1,501	1,699
Other goods and services provided to related parties	38	56	131
Bixin [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties	855	1,852	3,328
Market place service provided to related parties	590	1,075	1,234
Other goods and services provided to related parties	12	172	3
Tianshi [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties		2,793	2,722
Other goods and services provided to related parties		45	114
Yunnong [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties		1,286
Weixin [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties			32
Xingsheng [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties			7,384
Other goods and services provided to related parties			554
Other [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties	273	312	472
Market place service provided to related parties		80	172
Other goods and services provided to related parties		41	21
Related Party [Member]
Related Party Transaction [Line Items]
Market place service provided to related parties	1,236	2,656	3,105
Other goods and services provided to related parties	¥ 50	¥ 314	¥ 823